                                              Supplement to Prospectus Dated May 1, 2003
                                                    Supplement dated June 20, 2003

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

Montgomery Variable Series - Emerging Markets Portfolio reorganization into the Gartmore GVIT Developing Markets Portfolio

American Skandia  anticipates that shareholders  will approve the Plan of  Reorganization of the Montgomery  Variable Series - Emerging
Markets  Portfolio and the Gartmore GVIT Developing  Markets  Portfolio and that the  reorganization  will take place on June 20, 2003.
Upon completion of the  reorganization,  the Montgomery  Variable Series - Emerging  Markets  Portfolio will cease to exist and Annuity
Owners will have an equivalent  Account Value in the Gartmore GVIT Developing  Markets Portfolio.  The principal  investment  objective and policies of the Portfolio will be unchanged as a result of this reorganization.

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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

                                          Management        Other         12b-1 Fees     Total Annual     Fee Waivers     Net Annual
         UNDERLYING PORTFOLIO                Fees          Expenses                        Portfolio      and Expense     Portfolio
                                                                                           Operating     Reimburse-ment   Operating
                                                                                           Expenses                        Expenses
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
Gartmore Variable Investment Trust:
  GVIT Developing Markets                    1.15%          0.24%            0.25%            1.64%            N/A            1.64%
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

ASAP/ ASAP2/ FUSI AS2/ ASAP III/ APEX/ ASXT/ FUSI XT/Wells XTVA/ VIA-SUPP (06/20/2003)
ASXT-FOUR/ FUSI XT-FOUR/ ASL/ FUSI ASL/ Wells ASL/ ASPro/92001E0603
Wells VA+/ Wells APEX/ CH2/ ASImpact/ APEX II/ ASL II/ FUSI ASL II/
ASXT-SIX/ VIAS/ VIAT/ VIAG -SUPP (06/20/2003)